Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Provisions and Write-Offs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 100,900	$ (55,494)
Non-Renegotiated Portfolio
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	79,911	$ (55,494)
Renegotiated Portfolio
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	17,890
Write-Offs
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 3,099